King & Wood LLP                      200 Dale Ave, #134, Mountain View, CA94040
                                                             Tel. (650) 564-9563
                                                     charles.law@kingandwood.com




                                                                  April 24, 2007

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street N.E.
Washington, D.C. 20549-6010

Attn: Ms. Sonia Barros

                  Re:  China Pharma Holdings, Inc.
                       File No.333-141734
                       Registration Statement on Form SB-2
                       Filed March 30, 2007

Ladies and Gentlemen:

On behalf of China Pharma Holdings, Inc., a Delaware corporation (the "Company"), we have been authorized by the Company to present the following responses to the certain letter dated April 17, 2007 from the Staff (the "Comment Letter"), relating to the Company's Form SB-2 filed on March 30, 2007 (the "Form SB-2").

Concurrently with this response to the Comment Letter, the Company is filing Amendment No. 2 to the Form SB-2 (the "Amendment").

The Staff's comments have been set forth in italics and paragraphs have been numbered to correspond to the numeration of the Comment Letter.

FORM SB-2

Required signature

1. We note the filing does not include the signature of your controller or principal accounting officer. Please include this signature in an amended Form SB-2. If Mr. Xinhua Wu also serves as the controller of principal accounting officer, his signature should be captioned as such in your amended filing. See instructions 1 and 2 to the Signatures section of Form SB-2.

     In response to the Staff's comment, the Company has made such revision on the signature page of this Amendment.


If you have further requirements or questions, please do not hesitate to contact the undersigned at (650) 564-9563 or by facsimile at (0086-10) 58785566.

                                                   Very truly yours,

                                                   KING AND WOOD, LLP


                                                   By: /s/ Charles Law
                                                       ---------------
                                                       Charles Law